INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Deferred income tax balances	The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2021	2020
Deferred income tax assets
Financial instruments and other	$17	$18
Tax losses carried forward	43	34
	$60	$52
Deferred income tax liabilities
Property, plant and equipment	$(1,635)	$(643)
Intangible assets	(11)	(809)
	$(1,646)	$(1,452)
Net deferred income tax liabilities	$(1,586)	$(1,400)
Reflected in the statement of financial position as follows:
Deferred tax assets	$52	$43
Deferred tax liabilities	(1,638)	(1,443)
Net deferred tax liabilities	$(1,586)	$(1,400)
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2021	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2021
Deferred tax assets related to non-capital losses and capital losses	$34	$9	$—	$—	$—	$43
Deferred tax liabilities related to differences in tax and book basis, net	(1,434)	(180)	(121)	66	40	(1,629)
Net deferred tax liabilities	$(1,400)	$(171)	$(121)	$66	$40	$(1,586)

		Recognized in
US$ MILLIONS	Jan. 1, 2020	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/Dispositions	Dec. 31, 2020
Deferred tax assets related to non-capital losses and capital losses	$31	$2	$—	$1	$—	$34
Deferred tax liabilities related to differences in tax and book basis, net	(1,455)	(104)	(68)	193	—	(1,434)
Net deferred tax liabilities	$(1,424)	$(102)	$(68)	$194	$—	$(1,400)

(1)Other items relate to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Deferred tax arising on income and expenses recognized in other comprehensive income
Revaluation of property, plant and equipment	$121	$67	$59
Cash flow hedges	—	1	1
Total income tax recognized directly in other comprehensive income	$121	$68	$60

Components of income tax expense (recovery)
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2021	2020	2019
Tax expense comprises:
Current income tax expense	$234	$167	$175
Deferred income tax expense
Origination and reversal of temporary differences	59	67	89
Change in tax rates or the imposition of new taxes	96	27	—
Deferred tax assets not recognized	16	8	8
Total income tax expense	$405	$269	$272
Income tax on income before tax and non-controlling interests reconciles to tax expense as follows:
Net income before income tax and non-controlling interests	$432	$37	$842
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	179	70	267
Change in tax rates and new legislation	96	27	—
International operations subject to different tax rates	(2)	(3)	(3)
Taxable income attributable to non-controlling interests	(4)	(5)	(6)
Portion of gains subject to different tax rates	(37)	—	8
Deferred tax assets not recognized	16	8	8
Foreign exchange	2	17	—
Non-deductible dividends on exchangeable shares	30	18	—
Non-deductible remeasurement adjustments on exchangeable and class B shares	119	136	—
Permanent differences and other	6	1	(2)
Income tax expense recognized in profit or loss	$405	$269	$272